Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information
Entity Registrant Name	FRANCO NEVADA Corp
Entity Central Index Key	0001456346
Document Type	6-K
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY